Document and Entity Information - shares	3 Months Ended
	Jun. 30, 2015	Aug. 12, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	CollabRx, Inc.
Entity Central Index Key	0000931059
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,487,373
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2015